Accounting policies - Measurement of FA and FL and recognition of FV changes - Unobservable inputs used in measuring FV (Details) $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Financial instruments
Financial assets	$ 1,773,414	$ 1,407,320
Financial liabilities	(1,644,023)	$ (1,299,114)
Cross currency swaps (CCS) | Level 3
Financial instruments
Financial assets	115
Swaps Lock In | Level 3
Financial instruments
Financial assets	203
IRS | Level 3
Financial instruments
Financial liabilities	$ (186)
Black model (closed formula solution) | Curve, measurement input | Caps and floors - 91 day TIIES | IRS 91-day TIIE | Level 3
Financial instruments
Significant unobservable input, liabilities	(0.0022)
Black model (closed formula solution) | Curve, measurement input | Caps and floors - 91 day TIIES | IRS 28-day TIIES | Level 3
Financial instruments
Significant unobservable input, liabilities	(0.0001)
Forward estimation (non-closed formula solution) | Curve, measurement input | IRS | IRS 91-day TIIE | Level 3
Financial instruments
Significant unobservable input, liabilities	(0.0022)
Forward estimation (non-closed formula solution) | Curve, measurement input | IRS | IRS 28-day TIIES | Level 3
Financial instruments
Significant unobservable input, liabilities	(0.0001)
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | IRS, TIIE | Level 3
Financial instruments
Significant unobservable input, assets	0.0005
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | Cross currency swaps (CCS) | CCS USD/Peso | Level 3
Financial instruments
Significant unobservable input, assets	0.0005
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | IRS | IRS, TIIE | Level 3
Financial instruments
Significant unobservable input, liabilities	0.0005
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | IRS | CCS USD/Peso | Level 3
Financial instruments
Significant unobservable input, liabilities	0.0005
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | IRS | IRS, UDI/Peso | Level 3 | Minimum
Financial instruments
Significant unobservable input, liabilities	0.0005
Forward estimation (non-closed formula solution) | Bid offer spread, measurement input | IRS | IRS, UDI/Peso | Level 3 | Maximum
Financial instruments
Significant unobservable input, liabilities	0.0020
Forward estimation (non-closed formula solution) | Prepayment rate, measurement input | Swaps Lock In | Level 3 | Minimum
Financial instruments
Significant unobservable input, assets	0.06
Forward estimation (non-closed formula solution) | Prepayment rate, measurement input | Swaps Lock In | Level 3 | Maximum
Financial instruments
Significant unobservable input, assets	0.12